Finance result, net	6 Months Ended
Jun. 30, 2026
Finance result, net
Finance result, net

20. Finance result, net

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Interest cost	—	(331)	(209)	(362)
Interest expense on leases	(1,175)	(495)	(1,922)	(1,012)
Foreign exchange gains /(losses)	3,382	6,657	1,681	(11,945)
Finance result, net	2,207	5,831	(450)	(13,319)